Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (400,633)	$ (196,581)
Property and equipment net	5,867,154	3,222,252
Land and buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	6,209,058	3,348,814
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	8,409	18,287
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	$ 50,320	$ 51,732